Intangible Assets (Details 1) (USD $)	Dec. 31, 2013
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2014	$ 829,727
2015	13,510
2016	8,881
2017	6,563
2018	6,563
Thereafter	$ 98,399